AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 06/08/99

                               FILE NOS: 811-9219
                                    333-71501

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [2]
Post-Effective Amendment No.                                          [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                    [X]
Amendment No.                                                         [2]

                        (Check appropriate box or boxes.)

                               OPTIMAL FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                                213-G VT Route 15
                                Jericho, VT 05465
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  802-899-2593
                                  ------------

                             MR. MITCHELL M. MAYNARD
                                213-G VT ROUTE 15
                                JERICHO, VT 05465
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:

                             DAVID D. JONES, ESQUIRE
                            518 Kimberton Road, # 134
                        Phoenixville, Pennsylvania 19460
                                  610-718-5381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                THE OPTIMAL FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                     CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                     -----------------------------------
                                          OR STATEMENT OF ADDITIONAL INFORMATION
                                          --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

Part A of this Registration Statement is incorporated herein by reference to Pre-effective Amendment # 1, filed on April 28, 1999

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

Part B of this Registration Statement is incorporated herein by reference to Pre-effective Amendment # 1, filed on April 28, 1999, with the exception of the following:

                       STATEMENT OF ASSETS AND LIABILITIES

OPTIMAL FUNDS, INC -
--------------------
THE OPTIMAL FUND
----------------
Statement of Assets and Liabilities
-----------------------------------

May 31, 1999
------------

ASSETS

     Cash                                                           $  100,000 -
                                                                    ------------

                             Total Assets                              100,000 -
                                                                    ------------

NET ASSETS                                                          $  100,000 -
                                                                    ============

Net Assets Consist of:

     Capital paid-in                                                $  100,000 -
                                                                    ------------

                             Total Net Assets                       $  100,000 -
                                                                    ============

NET ASSET VALUE AND REDEMPTION PRICE PER
     SHARE (BASED ON 10,000 CLASS C SHARES OUTSTANDING)             $    10.00
                                                                    ============

The accompanying notes are an integral part of this financial statement.

                              OPTIMAL FUNDS, INC. -
                              ---------------------
                                THE OPTIMAL FUND
                                ----------------
                Notes to the Statement of Assets and Liabilities
                ------------------------------------------------
                                  May 31, 1999
                                  ------------


1.   ORGANIZATION

     The Optimal Funds, Inc. - The Optimal Fund (the "Fund") is a series of Optimal Funds, Inc. ("the Company") and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Company was incorporated under the laws of the State of Maryland on April 27, 1999.

     The Fund has had no operations other than those relating to organizational matters including the sale and issuance of 10,000 Class C shares of the Fund to Leveraged Index Management Company ("LIMCO"), its investment advisor.

2.   INVESTMENT ADVISORY AND OPERATING SERVICE AGREEMENTS

     The Fund has retained as its investment advisor, LIMCO. Under the Investment Advisory Agreement between the Fund and LIMCO, LIMCO is entitled to receive from the Fund as compensation for its investment management services an annual fee of 0.50% of the Fund's average daily net assets. Under terms of the Operating Services Agreement between the Fund and LIMCO, LIMCO will provide or arrange to provide, essentially all other services needed by the Fund. These services include transfer agent, accounting, distribution and custodial services. LIMCO is entitled to receive as compensation for the operating services a fee at an annual rate of 0.95% of the Fund's average daily net assets. The effect of the Investment Advisory Agreement and the Operating Service Agreement is to cap the Fund's normal operating expenses. These contracts do not cover expenses incurred by the Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses. These fees are collectively called management fees. However, LIMCO has voluntarily agreed to waive its advisory fees and/or to reimburse the Fund, if necessary, if the management fee and/or other expenses would cause the total annual expenses to exceed 2.50% for the class C shares.

3.   DISTRIBUTION AGREEMENT

     The Fund has adopted a distribution plan (the "Distribution Plan") for its Class C shares, pursuant to which the Fund may incur shareholder servicing expenses of up to 0.25% per annum of the Fund's average daily net assets, and up to 0.75% per annum of the Fund's average daily net assets on its Class C shares for distribution services. These fees are available to brokers, dealers and other persons who provide distribution and other services to the Fund to help sell Class C shares.

     The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of
Optimal Funds, Inc. -
  The Optimal Fund

     We have audited the statement of assets and liabilities of Optimal Funds, Inc. - The Optimal Fund as of May 31, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Optimal Funds, Inc. - The Optimal Fund as of May 31, 1999, in conformity with generally accepted accounting principles.


Abington, Pennsylvania                                  Sanville & Company
June 7, 1999                                       Certified Public Accountants

PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
-----------------------------------------------------------------------

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits
--------  ---------------------------------

(a) Articles of Incorporation --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(b) By-Laws --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(c) Instruments defining rights of Shareholders --- None, See Articles of Incorporation

(d)  Investment   Advisory   Contracts   ---   Incorporated   by   reference  to
     Pre-effective Amendment # 1, filed on April 28, 1999.

(e) Underwriting Contracts --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(f)  Bonus or Profit Sharing Contracts --- None

(g)  Custodian   Agreements  ---  Incorporated  by  reference  to  Pre-effective
     Amendment # 1, filed on April 28, 1999.

(h) Other Material Contracts --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(i) Legal Opinion --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(j)  Other opinions --- Attached as Exhibit 23(J)

(k)  Omitted Financial statements --- None

(l) Initial Capital Agreements --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(m) Rule 12b-1 Plan --- Incorporated by reference to Pre-effective Amendment # 1, filed on April 28, 1999.

(n)  Financial Data Schedule --- Not Applicable

Item 24.  Persons Controlled by or Under Common Control With Registrant
--------  -------------------------------------------------------------

          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification
--------  ---------------

          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or
               (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable  cause  to  believe  that  the  act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

          None

Item 27.  Principal Underwriter
--------  ---------------------

          Declaration   Distributors,   Inc.,   555  North  Lane,   Suite  6160,
          Conshohocken, PA 19428

Item 28.  Location of Accounts and Records
--------  --------------------------------

          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 213-G VT, Route 15, Jericho, VT 05465; the Fund's accounting and transfer agency records are maintained at Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428.


Item 29.  Management Services
--------  -------------------

          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
--------  ------------

          Not Applicable

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Jericho, Vermont on the 8th day of June, 1999.

                                   OPTIMAL FUNDS, INC.


                                   By: /s/ Mitchell M. Maynard
                                       -----------------------------
                                       President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                     DATE
----                                -----                     ----

/s/   Mitchell M. Maynard           President & Director      June 8, 1999

/s/   Judith E. Liskin-Gasparro     Director                  June 8, 1999

/s/   Ellyn M. Mack                 Director                  June 8, 1999

/s/   Christine Bechade             Director                  June 8, 1999

/s/   Elaine A. Bernasconi          Director                  June 8, 1999

                                  EXHIBIT INDEX

Exhibit 23(J) ---  Consent of Independent Auditors